December 5, 1995
                      DREYFUS INSTITUTIONAL SHORT TERM
                               TREASURY FUND
                         SUPPLEMENT TO PROSPECTUS
                        DATED JANUARY 27, 1995
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND," "HOW TO BUY FUND SHARES," "INVESTOR SERVICES," AND "HOW TO REDEEM FUND SHARES":
        Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
721/680s120595